Note 8 - Convertible Loan (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
$
Beginning balance at June 30, 2019	-
Initial recognition	4,641,796
Interest and accretion expense	132,034
Foreign exchange loss	181,670
Balance at June 30, 2020	4,955,500
Interest and accretion expense	173,662
Foreign exchange gain	(594,788)
Common shares issued for conversion	(4,353,088)
Interest paid	(181,286)
Balance at June 30, 2021	-